Cash and cash equivalents and Marketable securities (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash And Cash Equivalents And Marketable Securities
Dividend payable	$ 37,782
Debt repayment of lease liability	16,614
Intangible assets	9,581
Operating activities	49,717
Financial compensation	7,284
Proceeds from disposal of assets	4,846
Proceeds from finance debt	$ 2,880	$ 1,754